Information by segments - Sales by product (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Recognition of price differential	$ 11,335,453	$ 142,723	$ 1,785,277
Domestic sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	44,822,210	24,687,715	34,305,108
Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	17,140,327	8,860,588	15,041,883
Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	15,475,370	6,768,046	9,658,180
Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,200,069	2,845,155	2,256,123
Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,065,988	2,859,559	4,115,626
Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,642,035	865,204	834,133
Domestic sales [Member] | Asphalts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	611,051	526,100	544,200
Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	926,231	375,775	372,916
Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	320,466	138,035	192,436
Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenues from sale of goods	247,387	155,740	228,552
Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	23,799	37,001	97,907
Domestic sales [Member] | Other income gas contracts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,879	32,190	102,845
Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	402,828	322,232	431,201
Domestic sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	728,467
Domestic sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	107,179
Domestic sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(8)
Foreign sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	47,058,994	25,535,678	37,183,404
Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods		179,257	1,085,392
Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	71,529	17,231	27,255
Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,092,379	1,302,131	1,249,189
Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	116,960	18,943	13,591
Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,867,937	3,164,068	4,391,798
Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,288,977	1,044,811	1,870,929
Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,033,909	580,411	408,427
Foreign sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,827,622
Foreign sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,241,144
Foreign sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(349,884)	(857,347)	(385,170)
Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	91,881,204	50,223,393	71,488,512
Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	44,822,210	24,687,715	34,305,108
Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	17,140,327	8,860,588	15,041,883
Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	15,475,370	6,768,046	9,658,180
Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,200,069	2,845,155	2,256,123
Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,065,988	2,859,559	4,115,626
Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	734,666	671,570	72,249
Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,642,035	865,204	834,133
Operating segments [member] | Domestic sales [Member] | Asphalts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	611,051	526,100	544,200
Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	926,231	375,775	372,916
Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	193,476	230,520	356,857
Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	320,466	138,035	192,436
Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenues from sale of goods	247,387	155,740	228,552
Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	23,799	37,001	97,907
Operating segments [member] | Domestic sales [Member] | Other income gas contracts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,879	32,190	102,845
Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	402,828	322,232	431,201
Operating segments [member] | Domestic sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	728,467
Operating segments [member] | Domestic sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	107,179
Operating segments [member] | Domestic sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(8)
Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	47,058,994	25,535,678	37,183,404
Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods		179,257	1,085,392
Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	71,529	17,231	27,255
Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,092,379	1,302,131	1,249,189
Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	116,960	18,943	13,591
Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	34,868,421	20,086,173	28,521,993
Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,867,937	3,164,068	4,391,798
Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,288,977	1,044,811	1,870,929
Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,033,909	580,411	408,427
Operating segments [member] | Foreign sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,827,622
Operating segments [member] | Foreign sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,241,144
Operating segments [member] | Foreign sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(349,884)	(857,347)	(385,170)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total sales revenue	(38,615,797)	(24,915,396)	(33,021,014)
Elimination of intersegment amounts [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(38,615,755)	(24,836,498)	(33,021,014)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(26,485)	(11,350)	(31,251)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(2,456,099)	(1,118,817)	(1,896,767)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(877,622)	(837,863)	(653,647)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(10,004,421)	(9,719,391)	(9,412,967)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(7,546)	(6,826)	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Asphalts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(24,529)	(7,283)	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(23,426,015)	(13,019,755)	(20,729,098)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other income gas contracts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(1,793,038)	(115,213)	(297,284)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Elimination of intersegment amounts [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(42)	(78,898)	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods		0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	(79,345)	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(42)	(447)	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	63,248,952	36,839,997	52,667,990
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	28,521,568	17,392,597	24,526,007
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	6,739	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	4,077,691	3,683,018	2,909,770
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	132,060	116,485	196,527
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Asphalts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	25,178	27,043	24,690
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	618,218	249,533	179,541
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	23,619,491	13,250,275	21,085,955
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	10,838	7,758	1,464
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Other income gas contracts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,879	32,190	102,845
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	35,213	19,556	25,215
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Exploration and Production [Member] | Operating segments [member] | Domestic sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	34,727,384	19,447,400	28,141,983
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods		0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	71,529	17,231	27,255
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	116,960	18,943	13,591
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	34,868,421	20,165,489	28,459,998
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	20,365	26,702	26,309
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Exploration and Production [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(349,891)	(780,965)	(385,170)
Refining and petrochemicals [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	50,976,385	26,104,352	38,770,805
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	41,801,490	19,937,232	29,729,439
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	17,166,812	8,871,938	15,073,134
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	17,931,469	7,880,124	11,554,947
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	659,088	268,081	261,390
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	742,212	678,396	72,249
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,642,035	865,204	834,133
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Asphalts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	585,873	499,057	519,510
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	332,542	133,525	193,375
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	320,466	138,035	192,436
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenues from sale of goods	247,387	155,740	228,552
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	12,961	29,243	96,443
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Other income gas contracts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,160,653	417,889	703,270
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Refining and petrochemicals [Member] | Operating segments [member] | Domestic sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	(8)
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	9,174,895	6,167,120	9,041,366
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods		179,257	1,085,392
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,092,379	1,302,131	1,249,189
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	29	61,995
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,867,937	3,164,068	4,391,798
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	2,288,977	1,044,811	1,870,929
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	925,595	553,206	382,063
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Refining and petrochemicals [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	7	(76,382)	0
Transport and logistics [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	12,158,466	12,194,440	13,070,731
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	12,158,466	12,194,384	13,070,676
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	12,158,466	12,194,384	13,070,676
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Asphalts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Other income gas contracts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Transport and logistics [Member] | Operating segments [member] | Domestic sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	56	55
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods		0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	0	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	56	55
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Transport and logistics [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0	$ 0	$ 0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total sales revenue	4,113,198
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	956,441
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Mid-distillates [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Gasoline and turbo fuels [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	120,795
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Fuel gas service [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Asphalts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Other income gas contracts [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	728,467
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	107,179
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Domestic sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	3,156,757
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	0
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	87,991
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Electric power transmission services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,827,622
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Roads and Construction Services [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	1,241,144
Electric Power transmission and toll roads concessions [Member] | Operating segments [member] | Foreign sales [Member] | Cash flow hedges [Member]
Disclosure of operating segments [line items]
Revenues from sale of goods	$ 0